Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]	23. SUBSEQUENT EVENTS On June 26, 2015, IIJ’s shareholders approved the payment of a cash dividend to shareholders of record at March 31, 2015 of ¥11 per share or ¥505,365 thousand in the aggregate.